Annual Total Returns[BarChart] - Dynamic Allocation Fund - None	2013	2014	2015	2016	2017	2018	2019	2020
Total	17.51%	4.24%	(4.57%)	4.84%	20.22%	(6.92%)	20.32%	11.08%